Stock Options - Summary of stock option transactions and the number of stock options outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number
Outstanding, beginning of year	383,533	368,827
Granted	17,194	22,981
Forfeited		(8,275)
Outstanding, end of year	400,427	383,533
Less: Options not vested	(27,228)	(48,708)
Vested at year end	373,499	334,825
Weighted Average Exercise Price
Outstanding, beginning of year	$ 45	$ 42
Granted	100	100
Forfeited		91
Outstanding, end of year	47	45
Less: Options not vested	100	100
Vested at year end	$ 43	$ 37